Business Combinations - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 10, 2014
Business Acquisition [Line Items]
Goodwill	$ 446.4	$ 446.8	$ 448.8
International
Business Acquisition [Line Items]
Goodwill	$ 17.2	$ 17.6	$ 19.6
MultiCorpora R&D Inc. and MultiCorpora International Inc | International
Business Acquisition [Line Items]
Fair value of the identifiable net assets acquired				$ 6.0
Intangible assets recorded value				0.9
Acquired software				1.1
Goodwill				$ 3.5